Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUES	$ 387
COSTS AND EXPENSES:
COST OF REVENUES	(1,855)	(408)
RESEARCH AND DEVELOPMENT	(2,411)	(1,808)
SELLING AND MARKETING	(624)	(616)
GENERAL AND ADMINISTRATIVE	(2,075)	(2,313)
OTHER INCOME (EXPENSES), NET	6	(230)
OPERATING LOSS	(6,572)	(5,375)
INTEREST EXPENSES	(220)	(85)
OTHER FINANCIAL INCOME (EXPENSES), NET	(617)	3,879
FINANCIAL INCOME (EXPENSES), NET	(837)	3,794
SHARE IN EQUITY LOSS OF JOINT VENTURE	(45)
NET LOSS AND NET COMPREHENSIVE LOSS	$ (7,454)	$ (1,581)
NET LOSS PER ORDINARY SHARE:
BASIC LOSS (in Dollars per share)	$ (3.79)	$ (2.25)	[1],[2]
DILUTED LOSS (in Dollars per share)	$ (3.79)	$ (2.25)	[1],[2]
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE (in Shares)	1,965,475	702,066	[1],[2]
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE (in Shares)	1,965,475	702,066	[1],[2]

[1]	Post reverse split of shares – see Note 5A.
[2]	Post reverse split, see Note 5A.